Material accounting policies, Consolidation of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Murano Management UK Limited ("Murano Management UK") [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano Management UK Limited (“Murano Management UK”)
Ownership interest	100.00%
Murano Service Operations Limited (Murano Services") [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano Service Operations Limited (Murano Services”)
Ownership interest	100.00%
Murano Global Hospitality Corporation ("Murano Hospitality" including the former HCM Adquisition Corporation) [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano Global Hospitality Corporation (“Murano Hospitality” including the former HCM Adquisition Corporation)
Ownership interest	100.00%
Murano Management, S. A. de C. V. ("Murano Management") [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano Management, S. A. de C. V. (“Murano Management”)
Ownership interest	100.00%
Murano PV, S. A. de C. V. ("Murano PV") [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano PV, S. A. de C. V. (“Murano PV”)
Ownership interest	100.00%
Murano World, S. A. de C. V. ("Murano World") [Member]
Disclosure of subsidiaries [abstract]
Entity	Murano World, S. A. de C. V. (“Murano World”)
Ownership interest	100.00%
Inmobiliaria Insurgentes 421, S. A. de C.V. ("Inmobiliaria Insurgentes 421") [Member]
Disclosure of subsidiaries [abstract]
Entity	Inmobiliaria Insurgentes 421, S. A. de C.V. (“Inmobiliaria Insurgentes 421”)
Ownership interest	100.00%
Operadora Hotelera GI, S. A. de C. V. ("Operadora GIC I") [Member]
Disclosure of subsidiaries [abstract]
Entity	Operadora Hotelera GI, S. A. de C. V. (“Operadora GIC I”)
Ownership interest	100.00%
Operadora Hotelera Grand Island II, S. A. de C. V. ("Operadora GIC II") [Member]
Disclosure of subsidiaries [abstract]
Entity	Operadora Hotelera Grand Island II, S. A. de C. V. (“Operadora GIC II”)
Ownership interest	100.00%
Operadora Hotelera I421, S. A. de C. V. ("OHI421") [Member]
Disclosure of subsidiaries [abstract]
Entity	Operadora Hotelera I421, S. A. de C. V. (“OHI421”)
Ownership interest	100.00%
Operadora Hotelera I421 Premium, S. A. de C. V. ("OHI421 Premium") [Member]
Disclosure of subsidiaries [abstract]
Entity	Operadora Hotelera I421 Premium, S. A. de C. V. (“OHI421 Premium”)
Ownership interest	100.00%
Fideicomiso Murano 6000 CIB/3109 ("Insurgentes Security Trust") [Member]
Disclosure of subsidiaries [abstract]
Entity	Fideicomiso Murano 6000 CIB/3109 (“Insurgentes Security Trust”)
Ownership interest	100.00%
Fideicomiso Murano 2000 CIB /3001 ("GIC I Trust" or "Fideicomiso Murano 2000") [Member]
Disclosure of subsidiaries [abstract]
Entity	Fideicomiso Murano 2000 CIB /3001 (“GIC I Trust” or “Fideicomiso Murano 2000”)
Ownership interest	100.00%
Fideicomiso Murano 4000 CIB/3288 ("GIC II Trust") [Member]
Disclosure of subsidiaries [abstract]
Entity	Fideicomiso Murano 4000 CIB/3288 (“GIC II Trust”)
Ownership interest	100.00%
Fideicomiso Murano 1000 CIB /3000 [Member]
Disclosure of subsidiaries [abstract]
Entity	Fideicomiso Murano 1000 CIB /3000
Ownership interest	100.00%
Fideicomiso irrevocable de emision, administracion y pago no. CIB/4323 [Member]
Disclosure of subsidiaries [abstract]
Entity	Fideicomiso Irrevocable de Emisión, Administración y Pago No. CIB/4323
Ownership interest	100.00%
Edificaciones BVG, S. A. de C. V. ("Edificaciones BVG") [Member]
Disclosure of subsidiaries [abstract]
Entity	Edificaciones BVG, S. A. de C. V. (“Edificaciones BVG”)
Ownership interest	100.00%
Servicios Corporativos BVG, S. A. de C.V. ("Servicios BVG") [Member]
Disclosure of subsidiaries [abstract]
Entity	Servicios Corporativos BVG, S. A. de C.V. (“Servicios BVG”)
Ownership interest	100.00%